Equity - Schedule of changes in revaluation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Opening balance	€ (540)	€ 2,342
Closing balance	(2,192)	(540)	€ 2,342
Reserve of gain loss FVOCI | Equity securities
Disclosure of equity [Line Items]
Opening balance	1,282	1,181	1,580
Unrealised revaluations	(118)	94	(337)
Realised revaluations transferred to retained earnings	23	6	(1)
Closing balance	1,187	1,282	1,181
Reserve of gain loss FVOCI | Debt securities
Disclosure of equity [Line Items]
Opening balance	96	309	322
Unrealised revaluations	(412)	(173)	20
Realised gains/losses transferred to the statement of profit or loss	(25)	(40)	(33)
Closing balance	(341)	96	309
Cash flow hedge
Disclosure of equity [Line Items]
Opening balance	(153)	1,450	1,208
Unrealised revaluations	(2,901)	(1,603)	242
Closing balance	(3,055)	(153)	1,450
Credit liability
Disclosure of equity [Line Items]
Opening balance	(80)	(117)	(114)
Changes in credit liability reserve	165	37	(19)
Realised revaluations transferred to retained earnings	(15)		16
Closing balance	70	(80)	(117)
Property in own use
Disclosure of equity [Line Items]
Opening balance	208	221	253
Unrealised revaluations	15	(2)	(7)
Realised revaluations transferred to retained earnings	(26)	(11)	(26)
Closing balance	176	208	€ 221
Property in own use | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of equity [Line Items]
Opening balance	€ (20)
Closing balance		€ (20)